Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Key Management Personnel and Interested Parties	Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:
	Year ended December 31
	2023		2022		2021
	Number of		Number of		Number of
	People	Amount	People	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Short-term Benefits	3	703	3	994	3	763
Post-employment Benefits	2	66	2	72	2	61
Share-based payments	3	80	3	69	3	68

Schedule of Compensation to Directors	Compensation to directors (excluding compensation paid under the Management Agreement):
	Year ended December 31
	2023		2022		2021
	Number of		Number of		Number of
	people	Amount	people	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to directors not employed by the Company	4	80	4	90	4	72
Share-based payments	4	28	4	36	4	10

Schedule of Debts and Loans to Related and Interested Parties	Debts and loans to related and interested parties
						Interest income recognized in statement of
	The terms of the loan			Balance as at December 31		income for the year ended December 31
	Interest		Linkage
	rate		base	2023	2022	2023	2022	2021
	%			€ thousands
Ellomay Luzon Energy	8.1	(*)	NIS+ Israeli CPI	-	2,665	267	1,398	821
(*)	See Note 6A regarding the conversion of approximately NIS 46,933 thousand of the shareholders loans (of which the Company’s portion is approximately NIS 23,467 thousand) to capital notes.